Debt Obligations (Senior Notes and Term Loans Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended																	12 Months Ended		12 Months Ended							1 Months Ended				1 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 24, 2013	Jun. 24, 2013 8.25% Senior Notes, due November 14, 2029 [Member]	Feb. 28, 2014 ETE Credit Facility [Member]	Dec. 31, 2013 ETE Credit Facility [Member]	Jan. 31, 2013 3.45% Senior Notes due January 2023 [Member]	Jun. 24, 2013 Junior Subordinated Debt [Member]	Jan. 31, 2013 3.6% Senior Notes due February 1, 2023 [Member]	Dec. 31, 2013 Sunoco Merger [Member]	Jan. 31, 2013 5.15% Senior Notes due February 1, 2043 [Member]	Sep. 30, 2013 4.15% Senior Notes due October 1, 2020 [Member]	Sep. 30, 2013 4.9% Senior Notes due February 1, 2024 [Member]	Sep. 30, 2013 5.95% Senior Notes due October 1, 2043 [Member]	Jun. 24, 2013 7.60% Senior Notes, due February 1, 2024 [Member]	Jan. 31, 2013 4.95% Senior Notes due January 2043 [Member]	Dec. 31, 2013 SUG [Member] Junior Subordinated Debt [Member]	Dec. 31, 2013 SUG [Member] Variable Rate Portion of Debt [Member] Junior Subordinated Debt [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] 5.875% Senior Notes due January 15, 2024 [Member]	Dec. 31, 2012 Parent Company [Member] 5.875% Senior Notes due January 15, 2024 [Member]	Dec. 31, 2013 Panhandle [Member]	Dec. 31, 2012 Panhandle [Member]	Sep. 30, 2013 ETP [Member]	Jan. 31, 2013 ETP [Member]	Dec. 31, 2013 ETP [Member]	Dec. 31, 2012 ETP [Member]	Jan. 31, 2013 Sunoco Logistics [Member]	Dec. 31, 2013 Sunoco Logistics [Member]	Dec. 31, 2012 Sunoco Logistics [Member]	Dec. 31, 2013 Base Rate Loans [Member] Maximum [Member] ETE Credit Facility [Member]	Dec. 31, 2013 ETE Senior Secured Term Loan due December 2, 2019 [Member]
Letters Of Credit Availablity								$ 150,000,000
Required repayment of term loan		50,000,000
Debt Instrument, Basis Spread on Variable Rate																																			1.50%
Debt Instrument, Interest Rate, Effective Percentage																			3.32%
Repayments of Long-term Debt	455,000,000	11,951,000,000	8,848,000,000	6,264,000,000																	3,235,000,000	162,000,000	20,000,000
Write off of Deferred Debt Issuance Cost				0																	0	62,000,000
Senior Notes									350,000,000		800,000,000	965,000,000	450,000,000	700,000,000	350,000,000	450,000,000		350,000,000		600,000,000				450,000,000	0
Long-term Debt		23,199,000,000	22,053,000,000																		2,801,000,000	3,826,000,000				1,023,000,000	1,757,000,000			11,213,000,000	9,073,000,000		2,503,000,000	1,732,000,000
Debt Instrument, Description of Variable Rate Basis																			three-month LIBOR rate plus 3.0175%
Outstanding borrowings																																		119,000,000
Debt instrument, interest rate, stated percentage		4.50%				8.25%			3.45%		3.60%		5.15%	4.15%	4.90%		7.60%	4.95%						5.875%
Proceeds from Issuance of Senior Long-term Debt																												1,470,000,000	1,240,000,000			691,000,000
Line of Credit Facility, Current Borrowing Capacity							800,000,000	600,000,000																												1,000,000,000
Debt instrument, maturity date																								Jan. 15, 2024
Line of Credit Facility, Maximum Borrowing Capacity								1,000,000,000
Repayments of Related Party Debt																					0	221,000,000	0
ETP Note Exchange					$ 1,090,000,000
Percent of SUG Notes Exchanged for ETP Notes						89.00%				91.00%							77.00%